Income Taxes Income Taxes - Schedule of Company's Current and Deferred Federal Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current expense (benefit)	$ 0.4	$ 8.8	$ 9.5
Deferred expense	5.0	2.0	7.2
Total income tax expense	$ 5.4	$ 10.8	$ 16.7